CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Total Vision China Media Inc. shareholders' equity	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2010	$ 215,252,534	$ 214,785,004	$ 8,490	$ 273,934,960	$ (81,225,923)	$ 22,067,477	$ 467,530
Balance (in shares) at Dec. 31, 2010			84,894,888
Increase (Decrease) in Shareholders' Equity
Shares issued to certain subscribers	68,996,741	68,996,741	1,737	68,995,004
Shares issued to certain subscribers (in shares)			17,375,479
Shares repurchases	(1,877,565)	(1,877,565)	(106)	(1,877,459)
Shares repurchases (in shares)			(1,062,450)
Exercise of share options	92,840	92,840	8	92,832
Exercise of share options (in shares)			88,334
Restricted shares			2	(2)
Restricted shares (in shares)			16,764
Share-based compensation	817,673	817,673		817,673
Disposal of equity interest in a subsidiary	(134,956)						(134,956)
Foreign currency transaction adjustment	12,872,968	12,872,968				12,872,968
Net loss	(12,618,254)	(12,503,292)			(12,503,292)		(114,962)
Balance at Dec. 31, 2011	283,401,981	283,184,369	10,131	341,963,008	(93,729,215)	34,940,445	217,612
Balance (in shares) at Dec. 31, 2011			101,313,015
Increase (Decrease) in Shareholders' Equity
Exercise of share options	39,000	39,000	4	38,996
Exercise of share options (in shares)	39,100		39,100
Restricted shares			2	(2)
Restricted shares (in shares)	14,429		14,429
Share-based compensation	668,654	668,654		668,654
Foreign currency transaction adjustment	2,431,227	2,431,227				2,431,227
Net loss	(246,527,916)	(246,409,192)			(246,409,192)		(118,724)
Balance at Dec. 31, 2012	40,012,946	39,914,058	10,137	342,670,656	(340,138,407)	37,371,672	98,888
Balance (in shares) at Dec. 31, 2012	101,366,544		101,366,544
Increase (Decrease) in Shareholders' Equity
Restricted shares			19	(19)
Restricted shares (in shares)	194,200		194,200
Share-based compensation	842,290	842,290		842,290
Foreign currency transaction adjustment	2,536,356	2,536,356				2,536,356
Net loss	(24,056,359)	(23,967,870)			(23,967,870)		(88,489)
Balance at Dec. 31, 2013	$ 19,335,233	$ 19,324,834	$ 10,156	$ 343,512,927	$ (364,106,277)	$ 39,908,028	$ 10,399
Balance (in shares) at Dec. 31, 2013	101,560,744		101,560,744